ACTIVE ASSETS TAX-FREE TRUST Two World Trade Center, New York, New York 10048 LETTER TO THE SHAREHOLDERS December 31, 1995

DEAR SHAREHOLDER:

The general direction of short-term municipal interest rates was lower during 1995. With economic indicators pointing toward modest growth and a lack of inflationary pressures, the Federal Reserve Board acted twice during the second half of the year to ease monetary policy. Yields for municipal securities maturing in the six-month to one-year range declined in conjunction with the Federal Reserve's easing moves. However, yields on money market instruments with shorter maturities were more influenced by the seasonal supply and demand pattern. At times, yields on variable-rate demand obligations (VRDOs) and tax-exempt commercial paper with maturities under 30 days equaled or exceeded yields on securities with maturities longer than six months.

Over the course of the year, The Bond Buyer One-Year Note Index, a widely followed indicator of longer-term municipal money market rates, declined 135 basis points from 4.95 percent to 3.60 percent. At the end of 1995, the ratio of the Index to the yield for one-year U.S. Treasury Bills was 69 percent, unchanged from the end of 1994. A stable ratio means that this sector of the municipal market performed equally with the taxable market for comparable maturities.

At the short end of the tax-free money market maturity range, interest rates remained sensitive to cash flows into and out of the market. Yields for variable-rate demand obligations (VRDOs) with daily and weekly rate changes were generous during periods of excess supply and relatively rich during periods of unsatisfied demand. During the second half, weekly VRDO yields moved between a low of 2.90 percent in early July when cash inflows were strong and a high of 5.00 percent in December when cash outflows occurred.

PORTFOLIO MANAGEMENT AND PERFORMANCE

Active Assets Tax-Free Trust produced an annualized return of 3.47 percent for the six-month period ended December 31, 1995. The Trust's net assets totaled approximately $1.5 billion, with 80 percent of the Trust's portfolio invested in VRDOs. Tax-exempt commercial paper and municipal

ACTIVE ASSETS TAX-FREE TRUST
LETTER TO THE SHAREHOLDERS December 31, 1995, continued

notes, the two other types of securities utilized in the portfolio, comprised
11.6 percent and 8.4 percent of the portfolio, respectively. The Trust was broadly diversified geographically with holdings in 41 states.

The Trust's weighted average maturity remained short to moderate with few opportunities to pick up yield by extending maturity during the year. At the same time, proposed changes in corporate treatment of tax-free debt made a cautious approach desirable. At the end of December, the Trust's average maturity was 39 days.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. During the past year, particular attention was devoted to monitoring the credit quality of banks providing letters of credit and liquidity facilities for our investments. Mounting concern about Japanese banks prompted portfolio exposure to be virtually eliminated.

The Orange County, California, bankruptcy in December 1994, also influenced investment selections. As a result, fewer commitments than in past years were made during the summer to seasonal purchases of new one-year tax and revenue anticipation notes (TRANs). Stringent credit criteria were applied to all note purchases and detailed disclosure of municipal pool investment practices was sought as part of the credit review process. Purchases of TRANs issued by California municipalities were avoided in our national money funds.

LOOKING FORWARD

The slower pace of economic growth in 1995 and the Federal Reserve Board's latest interest rate moves have improved market expectations. The outlook for 1996 points toward the possibility of further steps by the Federal Reserve to ease monetary policy. If all other things were equal, the average maturity of the Trust's investments might be extended in this economic environment. However, tax reform proposals are likely to continue to receive publicity and cloud the outlook for tax-exempt securities. In managing the Trust's portfolio, we will maintain our emphasis on quality and liquidity in making investment selections.

We appreciate your support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON     DEMAND
 THOUSANDS                                                                     RATE+      DATE*           VALUE
----------- ---------------------------------------------------------------- -------- ------------- ---------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (79.6%)
            Alabama
   $15,100  McIntosh Industrial Development Board, Ciba-Geigy Corp Ser 1986    5.90%     01/02/96     $ 15,100,000
            Alaska
    11,100  Valdez, Marine Terminal Exxon Pipeline Co Ser A  ................  5.90      01/02/96      11,100,000
            Arizona
     1,500  Maricopa County, Arizona Public Service Co Palo Verde 1994 Ser F   6.00      01/02/96       1,500,000
            Arkansas
    15,000  Arkansas Student Loan Authority, Ser 1993 B-1 (AMT)  ............  5.25      01/08/96      15,000,000
    20,000  Crossett, Georgia Pacific Corp Ser 1984  ........................  5.05      01/08/96      20,000,000
            California
    15,000  California Health Facilities Financing Authority, Memorial
             Health Services  Ser 1994  .....................................  4.90      01/08/96      15,000,000
    10,000  Foothill/Eastern Transportation Corridor Agency, Toll Road Ser
             1995 C  ........................................................  4.80      01/08/96      10,000,000
            Colorado
    11,500  Colorado Health Facilities Authority, Kaiser Permanente 1994 Ser
             A  .............................................................  5.15      01/08/96      11,500,000
            Connecticut
    38,000  Connecticut Development Authority, Connecticut Light & Power Co
              1993 A Ser  ...................................................  5.10      01/08/96      38,000,000
    30,000  Connecticut Special Assessment, Unemployment Compensation 1993
             Ser C  (FGIC)  .................................................  3.90      07/01/96      30,000,000
            Florida
    15,000  Dade County, Water & Sewer System Ser 1994 (FGIC)  ..............  4.90      01/08/96      15,000,000
     1,400  Dade County Health Facilities Authority, Miami Childrens
             Hospital Ser 1990  .............................................  6.10      01/02/96       1,400,000
    22,700  Dade County Industrial Development Authority, Dolphins Stadium
              Ser 1985 B & C  ...............................................  5.25      01/08/96      22,700,000
     4,835  Gulf Breeze, Local Government Ser 1985 B (FGIC)  ................  5.00      01/08/96       4,835,000
    32,800  Volusia County Health Facilities Authority, Pooled Ser 1985
             (FGIC)  ........................................................  5.00      01/08/96      32,800,000
            Georgia
    10,000  Albany-Dougherty County Hospital Authority, Phoebe-Putney
             Memorial  Hospital Ser 1991 (AMBAC)  ...........................  5.15      01/08/96      10,000,000
    16,113  Georgia Municipal Association, Pool Ser 1990 COPs (MBIA)  .......  4.95      01/08/96      16,113,382
            Hawaii
            Hawaii Department of Budget & Finance,
     5,000   Kaiser Permanente Semiannual Tender Ser 1984 B  ................  3.75      03/01/96       5,000,000
    22,100   Queens Medical Center Ser 1985 B (FGIC)  .......................  5.15      01/08/96      22,100,000

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON     DEMAND
 THOUSANDS                                                                     RATE+      DATE*           VALUE
----------- ---------------------------------------------------------------- -------- ------------- ---------------
            Idaho
            Idaho Health Facilities Authority,
   $20,000   Pooled Ser 1985  ...............................................  5.00%     01/08/96     $ 20,000,000
    12,910   St Luke's Regional Medical Center Ser 1995  ....................  5.95      01/02/96      12,910,000
            Illinois
            Chicago,
    15,000   Chicago O'Hare Int'l Airport 2nd Lien 1994 Ser B (AMT)  ........  5.30      01/08/96      15,000,000
    14,500   Chicago O'Hare Int'l Airport American Airlines Inc Ser 1983 A  .  6.00      01/02/96      14,500,000
    15,200   Tender Notes Ser 1995 B  .......................................  3.75      05/01/96      15,200,000
     5,900  Illinois Development Finance Authority, Palos Community Hospital
             Ser 1994  ......................................................  5.20      01/08/96       5,900,000
            Illinois Health Facilities Authority,
     9,000   Gottlieb Health Resources Inc Ser 1990  ........................  5.10      01/08/96       9,000,000
    16,300   Highland Park Hospital Ser 1991 A (FGIC)  ......................  4.00      05/30/96      16,300,000
    22,500   Lutheran General Health Care System Ser 1985 B  ................  3.75      01/08/96      22,500,000
    12,000   Northwestern Memorial Hospital Ser 1995  .......................  6.05      01/02/96      12,000,000
    10,000   Parkside Development Corp Ser 1991  ............................  5.20      01/08/96      10,000,000
     5,000  Illinois Housing Development Authority, Homeowner Mortgage 1995
              Subser E-2 (AMT)  .............................................  3.75      09/03/96       5,000,000
            Indiana
    13,300  Indiana Hospital Equipment Financing Authority, Ser 1985 (MBIA)    5.60      01/08/96      13,300,000
            Petersburg, Indianapolis Power & Light Co,
     8,400   Ser 1995 B (AMBAC)  ............................................  5.00      01/08/96       8,400,000
     5,000   Ser 1994 A (AMT)  ..............................................  5.10      01/08/96       5,000,000
     5,000  Purdue University, Student Fee Ser 1995 K  ......................  5.00      01/08/96       5,000,000
            Kentucky
     7,000  Jamestown, Union Underwear Co  ..................................  5.25      01/08/96       7,000,000
            Louisiana
    10,000  East Baton Rouge Parish, Exxon Corp Ser 1993  ...................  6.00      01/02/96      10,000,000
            Louisiana Offshore Terminal Authority, LOOP Inc,
    30,000   1991 Ser A  ....................................................  5.10      01/08/96      30,000,000
     8,100   1992 Ser A  ....................................................  5.90      01/02/96       8,100,000
       100  Louisiana Recovery District, Sales Tax Ser 1988 (FGIC)  .........  6.00      01/02/96         100,000
    20,000  New Orleans Aviation Board, Ser 1993 B (MBIA)  ..................  4.95      01/08/96      20,000,000
            Maine
     8,600  Biddeford, Maine Energy Recovery Co Ser 1985  ...................  3.90      01/08/96       8,600,000
            Massachusetts
    15,000  Massachusetts Bay Transportation Authority, 1984 Ser A  .........  3.75      03/01/96      15,000,000
    30,300  Massachusetts Health & Educational Facilities Authority, Harvard
              University Ser 1985 I  ........................................  4.75      01/08/96      30,300,000
     6,100  Massachusetts Municipal Wholesale Electric Company, Power Supply
             System  1994 Ser C  ............................................  4.80      01/08/96       6,100,000

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON     DEMAND
 THOUSANDS                                                                     RATE+      DATE*           VALUE
----------- ---------------------------------------------------------------- -------- ------------- ---------------
            Michigan
   $ 3,000  Delta County Economic Development Corporation, Mead-Escanaba
             Paper Co  Ser 1985 E  ..........................................  6.10%     01/02/96     $  3,000,000
    17,800  University of Michigan, Hospital Ser 1995 A  ....................  5.90      01/02/96      17,800,000
            Minnesota
     3,100  Beltrami County, Environmental Northwood Panelboard Co Ser 1991    5.90      01/02/96       3,100,000
     8,500  Minneapolis & St Paul Housing & Redevelopment Authority,
              Childrens' Health Care Ser 1995 B (CGIC)  .....................  6.05      01/02/96       8,500,000
    10,000  St Cloud, St Cloud Hospital Ser 1990 A  .........................  5.15      01/08/96      10,000,000
    10,500  University of Minnesota Regents, Ser 1985 F  ....................  3.65      02/01/96      10,500,000
            Missouri
    10,000  Missouri Health & Educational Facilities Authority, Sisters of
             Mercy Health  System St Louis Inc Ser 1989 A  ..................  5.10      01/08/96      10,000,000
            Nebraska
            Nebraska Higher Education Loan Program Inc,
    10,000   1985 Ser E (MBIA)  .............................................  4.90      01/08/96      10,000,000
     8,600   1986 Ser C (AMT)  ..............................................  5.10      01/08/96       8,600,000
            New Hampshire
     2,500  New Hampshire Higher Educational & Health Facilities Authority,
             Dartmouth  Education Loan Corp Ser 1993 (AMT)  .................  4.20      06/01/96       2,500,000
            New Jersey
     3,500  New Jersey Economic Development Authority, N J Natural Gas Co.
              Ser 1995 A (AMBAC)  ...........................................  5.75      01/02/96       3,500,000
     8,000  New Jersey Turnpike Authority, Ser 1991 D (FGIC)  ...............  4.80      01/08/96       8,000,000
            New Mexico
    39,200  Albuquerque, Airport Sub Lien Ser 1995 (AMBAC)  .................  5.05      01/08/96      39,200,000
            New York
     3,200  New York State Dormitory Authority, Cornell University Ser 1990
             B  .............................................................  5.90      01/02/96       3,200,000
     1,200  New York State Energy Research & Development Authority,
              Central Hudson Gas & Electric Corp Ser 1987 A (AMT)  ..........  5.00      01/08/96       1,200,000
    10,000  New York State Power Authority, Tender Notes  ...................  3.85      03/01/96      10,000,000
     1,000  St Lawrence County Industrial Development Agency, Reynolds
             Metals Co  Ser 1995 (AMT)  .....................................  5.00      01/08/96       1,000,000
            North Carolina
     9,400  Craven County Industrial Facilities & Pollution Control
             Financing Authority,  Craven County Wood Energy Ltd 1989 Ser C
             (AMT)  .........................................................  6.15      01/02/96       9,400,000
     9,800  Durham, Ser 1993 A COPs  ........................................  4.90      01/08/96       9,800,000
    26,985  North Carolina Medical Care Commission, Duke University Hospital
              Ser 1985 B & C  ...............................................  4.95      01/08/96      26,985,000

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON     DEMAND
 THOUSANDS                                                                     RATE+      DATE*           VALUE
----------- ---------------------------------------------------------------- -------- ------------- ---------------
   $21,700  Person County Industrial Facilities & Pollution Control
             Financing Authority,
              Carolina Power & Light Co Ser 1992 A  .........................  5.20%     01/08/96     $ 21,700,000
            Ohio
    12,100  Ohio Air Quality Development Authority, Sohio Air-British
             Petroleum Co  Ser 1995  ........................................  6.00      01/02/96      12,100,000
            Oklahoma
    15,000  Oklahoma Water Resources Board, State Loan Prog Ser 1994 A  .....  3.95      03/01/96      15,000,000
            Oregon
    10,000  Klamath Falls, Electric Ser B  ..................................  4.40      05/01/96      10,000,000
            Pennsylvania
    10,000  Allegheny County Hospital Development Authority, Health
             Education &  Research Corp Ser 1988 B  .........................  5.00      01/08/96      10,000,000
    10,000  Beaver County Industrial Development Authority, Toledo Edison Co
             1992 Ser E  ....................................................  3.85      03/06/96      10,000,000
     7,100  Delaware County Industrial Development Authority, UPS Ser 1995  .  5.90      01/02/96       7,100,000
    10,500  Pennsylvania Energy Development Authority, Clarion Co Piney
             Creek
              Ser A (AMT)  ..................................................  5.10      01/02/96      10,500,000
     7,000  Pennsylvania Higher Education Facilities Authority, Temple
             University
              Ser 1984-1  ...................................................  5.90      01/08/96       7,000,000
     8,300  Washington County Authority, Pooled Ser 1985 A-1 Subser B  ......  5.30      01/08/96       8,300,000
            South Carolina
     5,905  York County, Saluda River Electric Coop Inc Ser 1984 E-2
             (NRU-CFC Gtd)  .................................................  3.80      02/15/96       5,905,000
            Tennessee
     7,704  Clarksville Public Building Authority, Ser 1990 (MBIA)  .........  5.05      01/08/96       7,704,000
    20,000  Tennessee, Ser 1995 A BANs  .....................................  5.15      01/08/96      20,000,000
    31,400  Volunteer State Student Funding, Ser A-3 (AMT)  .................  5.20      01/08/96      31,400,000
            Texas
     8,000  Guadalupe-Blanco River Authority, Refg Central Power & Light Co
             Ser 1995  ......................................................  5.90      01/02/96       8,000,000
    28,000  Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994 B & C  .  4.95      01/08/96      28,000,000
    25,000  Harris County Health Facilities Development Corporation,
             Methodist Hospital  Ser 1994  ..................................  6.00      01/02/96      25,000,000
    15,000  Texas, Veterans' Housing Assistance Prog Fund I Ser 1995  .......  5.05      01/08/96      15,000,000
            Utah
    25,000  Intermountain Power Agency, 1985 Ser E  .........................  3.75      03/15/96      25,000,000
            Virginia
    24,660  Richmond Redevelopment & Housing Authority, Tobacco Row 1989
              Ser B-4, Ser B-7 & Ser B-10 (AMT)  ............................  5.35      01/08/96      24,660,000
            Washington
     5,800  Seattle, Municipal Light & Power Ser 1993  ......................  5.00      01/08/96       5,800,000

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                    COUPON     DEMAND
 THOUSANDS                                                                     RATE+      DATE*           VALUE
----------- ---------------------------------------------------------------- -------- ------------- ---------------
            Wisconsin
   $ 9,500  Brokaw Wausau Paper Mills Co Ser 1995 (AMT)  ....................  5.30%     01/08/96    $     9,500,000
    10,000  Wisconsin Health Facilities Authority, Franciscan Health Care
             Inc Ser 1985 A-1 .  ............................................  5.50      01/08/96        10,000,000
            Wyoming
            Lincoln County, Exxon Corp
     5,800   Ser 1984 C  ....................................................  5.90      01/02/96         5,800,000
     4,200   Ser 1987 A (AMT)  ..............................................  6.00      01/02/96         4,200,000
     8,250  Sublette County, Exxon Corp Ser 1987 A (AMT)  ...................  6.00      01/02/96         8,250,000
                                                                                                    ---------------
            Total Short-Term Variable Rate Municipal Obligations
            (Amortized Cost $1,164,562,382)  .......................................................  1,164,562,382
                                                                                                    ---------------

                                                                                                   YIELD TO
 PRINCIPAL                                                                                        MATURITY ON
 AMOUNT IN                                                                    COUPON   MATURITY     DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- ------------ --------------
            TAX-EXEMPT COMMERCIAL PAPER (11.5%)
            Arizona
   $10,000  Salt River Project Agricultural Improvement & Power District,  ..  3.65%   03/13/96      3.65%      $ 10,000,000
            Florida
     9,200  Jacksonville Electric Authority,  ...............................  3.40    02/28/96       3.40        9,200,000
            Georgia
     7,900  Burke County Development Authority, Oglethorpe Power Corp
              Ser 1992 A  ...................................................  3.80    02/21/96       3.80        7,900,000
            Kansas
     7,000  Burlington, Kansas City Power & Light Co Ser 1987 B  ............  3.75    02/23/96       3.75        7,000,000
            Maryland
    15,000  Baltimore County, Baltimore Gas & Electric Co Ser 1985  .........  3.45    02/26/96       3.45       15,000,000
            Massachusetts
    10,000  Massachusetts Health & Educational Facilities Authority,  Boston
             University Ser H  ..............................................  3.85    02/07/96       3.85       10,000,000
    10,000  Massachusetts Water Resources Authority, Ser 1994  ..............  3.75    02/20/96       3.75       10,000,000
            Minnesota
    10,000  Southern Minnesota Municipal Power Agency, Ser B  ...............  3.80    01/30/96       3.80       10,000,000
            New Hampshire
    10,000  New Hampshire Business Finance Authority, New England  Power Co
             1990 Ser A (AMT)  ..............................................  4.00    02/12/96       4.00       10,000,000

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued


                                                                                                   YIELD TO
 PRINCIPAL                                                                                        MATURITY ON
 AMOUNT IN                                                                    COUPON   MATURITY     DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- ------------ --------------
            New Jersey
   $10,000  New Jersey, Ser 1996 A TANs  ....................................  3.30 %  02/16/96      3.30%     $  10,000,000
            North Carolina
    12,000  North Carolina Municipal Power Agency, 1 Catawba Elec  ..........  3.60    03/19/96       3.60       12,000,000
            South Carolina
    10,000  South Carolina Public Service Authority  ........................  3.60    03/12/96       3.60       10,000,000
            Texas
    10,000  Brazos River Authority, Texas Utilities Electric Co Ser 1994 B
              (AMT)  ........................................................  3.90    02/12/96       3.90       10,000,000
    11,000  Houston, 1993 Ser A  ............................................  3.35    03/28/96       3.35       11,000,000
     5,000  Houston, Water & Sewer Ser A  ...................................  3.85    02/13/96       3.85        5,000,000
     7,000  Lower Colorado River Authority, Ser D  ..........................  3.75    02/14/96       3.75        7,000,000
            Washington
     6,750  Seattle Municipal Light & Power Ser 1990  .......................  3.625   03/07/96      3.625        6,750,000
            Wyoming
     7,500  Converse County, PacifiCorp Ser 1992  ...........................  3.75    02/29/96       3.75        7,500,000
                                                                                                              --------------
            TOTAL TAX-EXEMPT COMMERCIAL PAPER
             (Amortized Cost $168,350,000)  ..................................................................  168,350,000
                                                                                                              --------------
            SHORT-TERM MUNICIPAL NOTES (8.4%)
            Idaho
    18,000  Idaho, Ser 1995 TANs, dtd 07/06/95  .............................  4.50    06/27/96       3.80       18,059,718
            Illinois
            Illinois Revenue Anticipation Certificates, Ser 1995
    10,000   dtd 08/10/95  ..................................................  4.50    04/12/96       3.70       10,022,153
    10,000   dtd 08/10/95  ..................................................  4.50    05/10/96       3.80       10,024,569
            Indiana
     7,850  Indianapolis, Local Public Improvement Bond Bank Ser 1995 B
              Notes, dtd 06/15/95  ..........................................  4.25    01/11/96       3.50        7,851,893
            Iowa
    24,000  Iowa School Corporations, Warrant Certificates Ser A 1995-6
              (CGIC), dtd 06/28/95  .........................................  4.75    06/28/96       3.85       24,102,784
            Maine
    20,000  Maine, GO TANs, dtd 07/20/95  ...................................  4.50    06/28/96       3.75       20,071,558

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS December 31, 1995 (unaudited) continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                        MATURITY ON
 AMOUNT IN                                                                    COUPON   MATURITY     DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- ------------ --------------
            Michigan
   $23,000  Michigan Municipal Bond Authority, Ser 1995 B Notes,
              dtd 07/03/95  .................................................  4.50%   07/03/96      3.80%    $    23,078,781
            Texas
    10,000  Texas, Ser 1995 A TRANs, dtd 09/01/95  ..........................  4.75    08/30/96       4.06        10,044,309
                                                                                                              --------------
            TOTAL SHORT-TERM MUNICIPAL NOTES
             (Amortized Cost $123,255,765)  ..................................................................   123,255,765
                                                                                                              --------------
            TOTAL INVESTMENTS
             (Amortized Cost $1,456,168,147) (a)  ...............................................    99.5%     1,456,168,147
            OTHER ASSETS IN EXCESS OF LIABILITIES  ..............................................    0.5           6,544,121
                                                                                                    ------    --------------
            NET ASSETS  .........................................................................   100.0%    $1,462,712,268
                                                                                                    ======    ==============

------------

   AMT    Alternative Minimum Tax.

   BANs   Bond Anticipation Notes.

   COPs   Certificates of Participation.

   TANs   Tax Anticipation Notes.

   TRANs  Tax and Revenue Anticipation Notes.

   +      Rate shown is rate in effect at December 31, 1995.

   *      Date in which the principal amount can be recovered through demand.

   (a)    Cost is the same for federal income tax purposes.

Bond Insurance:
--------------

   AMBAC  AMBAC Indemnity Corporation.

   CGIC   Capital Guaranty Insurance Company.

   FGIC   Financial Guaranty Insurance Company.

   MBIA   Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

 ASSETS:
Investments in securities, at value (amortized
 cost $1,456,168,147) .........................  $1,456,168,147
Receivable for:
  Interest ....................................       8,876,722
  Shares of beneficial interest sold  .........          78,801
Prepaid expenses ..............................          93,534
                                                --------------
  Total Assets ................................   1,465,217,204
                                                --------------
LIABILITIES:
Payable for:
  Investment management fee ...................         521,930
  Plan of distribution fee ....................         127,071
Payable to bank ...............................       1,726,060
Accrued expenses ..............................         129,875
                                                --------------
  Total Liabilities ...........................       2,504,936
                                                --------------
NET ASSETS:
Paid-in-capital ...............................   1,462,738,954
Accumulated undistributed net investment
 income .......................................             985
Accumulated net realized loss .................         (27,671)
                                                --------------
  Net Assets ..................................  $1,462,712,268
                                                ==============
Net Asset Value Per Share
 1,462,738,954 shares outstanding (unlimited
 shares authorized of $.01 par value)  ........  $         1.00
                                                ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

 NET INVESTMENT INCOME:
Interest income ..................   $29,981,830
                                   -------------
Expenses
Investment management fee ........     3,239,867
Plan of distribution fee .........       786,449
Transfer agent fees and expenses         175,131
Registration fees ................        59,016
Custodian fees ...................        47,448
Shareholder reports and notices  .        38,386
Professional fees ................        33,888
Trustees' fees and expenses  .....         8,651
Other ............................        11,491
                                   -------------
  Total Expenses before Expense
 Offset ..........................     4,400,327
  Less: Expense Offset ...........       (47,121)
                                   -------------
  Total Expenses after Expense
 Offset ..........................     4,353,206
                                   -------------
  Net Investment Income ..........    25,628,624
  NET REALIZED GAIN ..............        41,910
                                   -------------
Net Increase .....................   $25,670,534
                                   =============

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX MONTHS   FOR THE YEAR
                                                                ENDED             ENDED
                                                         DECEMBER 31, 1995   JUNE 30, 1995
------------------------------------------------------  ------------------  ---------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................    $   25,628,624    $   45,957,679
Net realized gain .....................................            41,910          --
                                                        ------------------  ---------------
  Net increase ........................................        25,670,534        45,957,679
                                                        ------------------  ---------------
Dividends from net investment income ..................       (25,628,764)      (45,956,910)
Net increase (decrease) from transactions in shares of
 beneficial interest ..................................       (36,660,390)       83,029,307
                                                        ------------------  ---------------
  Total increase (decrease) ...........................       (36,618,620)       83,030,076
NET ASSETS:
Beginning of period ...................................     1,499,330,888     1,416,300,812
                                                        ------------------  ---------------
  End of period
 (Including undistributed net investment income of
 $985 and $1,125, respectively) .......................    $1,462,712,268    $1,499,330,888
                                                        ==================  ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the average daily net assets not exceeding $500 million; 0.425% to the portion of the average daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the average daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the average daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the average daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the average daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the average daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the average daily net assets exceeding $3 billion.

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited) continued

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the six months ended December 31, 1995, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1995 aggregated
$1,342,301,600 and $1,440,416,400, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1995, the Trust had transfer agent fees and expenses payable of approximately $26,000.

ACTIVE ASSETS TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1995 (unaudited) continued

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1995, included in Trustees' fees and expenses in the Statement of Operations amounted to $765. At December 31, 1995, the Trust had an accrued pension liability of $50,287 included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 FOR THE SIX MONTHS   FOR THE YEAR
                                                        ENDED             ENDED
                                                 DECEMBER 31, 1995   JUNE 30, 1995
                                                ------------------  ---------------
                                                    (UNAUDITED)
Shares sold ...................................     2,703,509,053     5,690,475,533
Shares issued in reinvestment of dividends  ...        25,628,764        45,956,910
                                                ------------------  ---------------
                                                    2,729,137,817     5,736,432,443
Shares repurchased ............................    (2,765,798,207)   (5,653,403,136)
                                                ------------------  ---------------
Net increase (decrease) in shares outstanding         (36,660,390)       83,029,307
                                                ==================  ===============

6. FEDERAL INCOME TAX STATUS

At June 30, 1995, the Trust had a net capital loss carryover of approximately $59,000 of which $47,000 will be available through June 30, 2000 and $12,000 will be available through June 30, 2003 to offset future capital gains to the extent provided by regulations.

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                  FOR THE YEAR ENDED JUNE 30
                                               MONTHS ENDED     --------------------------------------------------
                                             DECEMBER 31, 1995   1995      1994       1993        1992      1991
   -----------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....  $    1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                            -----------------  ---------  ---------  ---------  ---------  ---------
Net investment income .....................       0.016            0.030      0.020      0.021      0.033      0.047
Less dividends from net investment income        (0.016)          (0.030)    (0.020)    (0.021)    (0.033)    (0.047)
                                            -----------------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of period ............  $    1.00           $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                            =================  =========  =========  =========  =========  =========
TOTAL INVESTMENT RETURN ...................       1.64%(1)          3.09%      2.01%      2.15%      3.38%      4.84%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................       0.56%(2)(3)       0.56%      0.56%      0.57%      0.59%      0.60%
Net investment income .....................       3.25%(2)          3.05%      1.98%      2.13%      3.30%      4.71%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions  ...     $1,463           $ 1,499    $ 1,416    $ 1,355    $ 1,304    $ 1,342

------------

   (1)  Not annualized.

   (2)  Annualized.

   (3) The above annualized expense ratio would have been 0.55% which reflects 0.01% effect for custody cash credits.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
------------------------------------------
Dean Witter Trust Company
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.



    A C T I V E
   ..........................................................................
    A S S E T S (REGISTERED TRADEMARK)
   ..........................................................................
    A C C O U N T

                                Active Assets
                                Tax-Free Trust
   Semiannual Report
   December 31, 1995